Commitments and Contingencies (Details Narrative)																														1 Months Ended									3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 27, 2023 shares	Nov. 12, 2022 shares	Apr. 27, 2022 shares	Apr. 08, 2022 shares	Nov. 12, 2021 shares	Apr. 27, 2021 shares	Apr. 08, 2021 shares	Mar. 31, 2021 shares	Nov. 12, 2020 shares	May 02, 2020 USD ($)	Apr. 27, 2020 USD ($) $ / shares	Apr. 08, 2020 $ / shares shares	Mar. 31, 2020 shares	Nov. 12, 2019 $ / shares shares	Nov. 06, 2019 USD ($)	Jul. 15, 2019 USD ($)	Apr. 08, 2019 $ / shares shares	Mar. 31, 2019 shares	Jan. 02, 2019 USD ($)	Nov. 15, 2018 USD ($)	Aug. 30, 2018 USD ($)	May 01, 2018 USD ($)	Dec. 31, 2017 USD ($)	Apr. 01, 2017 USD ($) ft²	Jan. 18, 2017 USD ($) shares	Dec. 20, 2016 USD ($)	Jul. 01, 2015 USD ($)	Jan. 22, 2013 USD ($)	Jan. 22, 2013 USD ($) shares	May 31, 2021 USD ($)	Aug. 31, 2020 USD ($)	Jan. 31, 2018 USD ($)	Nov. 30, 2017 USD ($)	Jul. 31, 2015 USD ($)	Jan. 31, 2015 USD ($)	May 31, 2014	Oct. 31, 2013 USD ($)	Jul. 31, 2013 USD ($)	Jun. 30, 2021 USD ($) $ / shares	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($) $ / shares	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 shares
Commitments And Contingencies [Line Items]
Equity awards value																																							$ 3,900,503	$ 2,079,143	$ 7,808,528	$ 5,773,319	$ 12,975,194	$ 9,579,783
Number of shares granted | shares																																													1
Common stock par value | $ / shares																																							$ 0.01		$ 0.01		$ 0.01	$ 0.01
Monthly rent payment																				$ 4,000	$ 876,875
Lease expire date																					Aug. 31, 2038
Lease description																					The aggregate base annual rent is $876,875 and is subject to annual increases commencing September 1, 2019 in an amount equal to the lesser of: (i) 1.75%, or (ii) 1.25 times the change in the Consumer Price Index.																				The Company's real estate leases include one or more options to renew, with renewal terms that can extend the lease term from three to five years or more.		The Company's real estate leases include one or more options to renew, with renewal terms that can extend the lease term from three to five years or more.
Dwg Acquisitions LLC [Member]
Commitments And Contingencies [Line Items]
Monthly rent payment																								$ 7,035													$ 1,100
Sales percentage																																					6.00%
Area of land | ft²																								3,400
Raceland QSR, LLC [Member]
Commitments And Contingencies [Line Items]
Additional renewal term of agreement																										20 years										10 years
Salary paid to officers																										$ 10,000
Interim bonus percentage																										7.50%										7.00%
DWAG Valdosta, LLC [Member]
Commitments And Contingencies [Line Items]
Salary paid to officers																							$ 1,000,000
Interim bonus percentage																							6.00%
DWAG Valdosta, LLC [Member] | Two Years [Member]
Commitments And Contingencies [Line Items]
Salary paid to officers																							$ 3,333
DWAG Valdosta, LLC [Member] | Three Years [Member]
Commitments And Contingencies [Line Items]
Salary paid to officers																							$ 5,000
Arquette Development Corporation [Member]
Commitments And Contingencies [Line Items]
Salary paid to officers																											$ 1,200,000
Interim bonus percentage																											6.00%
Monthly rent payment																											$ 5,000
DWAG Tallahassee, LLC [Member]
Commitments And Contingencies [Line Items]
Additional renewal term of agreement																						10 years
Salary paid to officers																						$ 250,000
Crescent Hill Office Park [Member]
Commitments And Contingencies [Line Items]
Monthly rent payment																																$ 2,063			$ 1,806
Jacksonville Jaguars, LLC [Member] | 2018/19 NFL Season [Member]
Commitments And Contingencies [Line Items]
Professional fees																														$ 200,000	$ 200,000
Jacksonville Jaguars, LLC [Member] | 2018/19 NFL Season [Member] | Food Beverages And Serving Products [Member]
Commitments And Contingencies [Line Items]
Professional fees																															35,000
Jacksonville Jaguars, LLC [Member] | 2019/20 NFL Season [Member]
Commitments And Contingencies [Line Items]
Professional fees																														500,000	500,000
Jacksonville Jaguars, LLC [Member] | 2019/20 NFL Season [Member] | Food Beverages And Serving Products [Member]
Commitments And Contingencies [Line Items]
Professional fees																															35,700
Jacksonville Jaguars, LLC [Member] | 2020/21 NFL Season [Member]
Commitments And Contingencies [Line Items]
Professional fees																														150,000	150,000
Jacksonville Jaguars, LLC [Member] | 2020/21 NFL Season [Member] | Food Beverages And Serving Products [Member]
Commitments And Contingencies [Line Items]
Professional fees																															$ 6,875
Jacksonville Jaguars, LLC [Member] | 2021/22 NFL Season [Member]
Commitments And Contingencies [Line Items]
Professional fees																														100,000
Jacksonville Jaguars, LLC [Member] | 2022/23 NFL Season [Member]
Commitments And Contingencies [Line Items]
Professional fees																														$ 105,000
Seenu G. Kasturi [Member] | Scenario, Plan [Member]
Commitments And Contingencies [Line Items]
Number of shares vested | shares													130,000
Mr Andre [Member]
Commitments And Contingencies [Line Items]
Salary paid to officers										$ 200,000						$ 175,000																											$ 200,000
Interim bonus percentage										10.00%																																	10.00%
Employment Agreement [Member]
Commitments And Contingencies [Line Items]
Amount of common stock connection with employee agreement																												$ 50,000
Employment Agreement [Member] | Seenu G. Kasturi [Member]
Commitments And Contingencies [Line Items]
Annual compensation																									$ 80,000
Initial annual base salary																			$ 350,000						26,000
Equity awards value																									$ 54,000
Term of agreement																			3 years
Number of shares granted | shares																									390,000
Number of shares vested | shares																		130,000
Employment Agreement [Member] | Seenu G. Kasturi [Member] | Scenario, Plan [Member]
Commitments And Contingencies [Line Items]
Number of shares vested | shares								130,000
Employment Agreement [Member] | Richard W. Akam [Member]
Commitments And Contingencies [Line Items]
Annual compensation																													$ 150,000
Term of agreement																													1 year
Amount of common stock connection with employee agreement																													$ 50,000
Amount of additional shares of common stock to be issued																													$ 50,000
Number of common stock issued in connection with employment agreement | shares																													71,429
Additional renewal term of agreement																													1 year
Employment Agreement [Member] | Mr. Andre [Member]
Commitments And Contingencies [Line Items]
Number of shares granted | shares							75,000					75,000					225,000
Common stock par value | $ / shares												$ 0.01					$ 0.01
Employment Agreement [Member] | Mr. Andre [Member] | Subsequent Event [Member]
Commitments And Contingencies [Line Items]
Number of shares granted | shares				75,000
Employment Agreement [Member] | Mr. Andre [Member] | Forecast [Member]
Commitments And Contingencies [Line Items]
Number of shares granted | shares				75,000
Employment Agreement [Member] | Mr. Dominiak [Member]
Commitments And Contingencies [Line Items]
Term of agreement															3 years
Number of shares granted | shares									33,333					100,000
Additional renewal term of agreement															1 year
Salary paid to officers															$ 200,000
Interim bonus percentage															20.00%
Common stock par value | $ / shares														$ 0.01
Employment Agreement [Member] | Mr. Dominiak [Member] | Subsequent Event [Member]
Commitments And Contingencies [Line Items]
Number of shares granted | shares		33,334			33,333
Employment Agreement [Member] | Mr. Dominiak [Member] | Forecast [Member]
Commitments And Contingencies [Line Items]
Number of shares granted | shares		33,334
Employment Agreement [Member] | Mr. Bastien [Member]
Commitments And Contingencies [Line Items]
Number of shares granted | shares						50,000
Salary paid to officers											$ 150,000
Interim bonus percentage											10.00%
Common stock par value | $ / shares											$ 0.01
Employment Agreement [Member] | Mr. Bastien [Member] | Forecast [Member]
Commitments And Contingencies [Line Items]
Number of shares granted | shares	50,000		50,000
Sponsorship Agreement [Member] | Jacksonville Jaguars, LLC [Member]
Commitments And Contingencies [Line Items]
Lease expire date																																	Feb. 28, 2023
Initial term of lease																																	5 years					3 years
Annual fees																																		$ 3,000				$ 2,000
Additional term of lease																																		2 years
Annual fees during first year agreement																																	$ 200,000
Annual fees increases from first year to last year agreement																																	216,490
Services fees during first year agreement																																	35,000
Services fees increases from first year to last year agreement																																	$ 37,890